Provisions (Details 1) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Provisions
Non-current	$ 48,864	$ 43,311
Current	6,055	7,004
Provisions amount	$ 54,919	$ 50,315